BRANDON J. CAGE

Vice President and Managing Counsel

Writer's Direct Number: (205) 268-1889

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brandon.cage@protective.com

August 7, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Protective Life Insurance Company

PLICO Variable Annuity Account S

Schwab Genesis Advisory Variable Annuity

Filing Pursuant to Rule 497(j) for

File No. 333-240102; 811-23593

Commissioners:

On behalf of Protective Life Insurance Company and the PLICO Variable Annuity Account S, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus, as supplemented, and Statement of Additional Information being used in connection with the offering of the “Schwab Genesis Advisory Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) do not differ from the Prospectus, as supplemented, and Statement of Additional Information contained in the most recent post-effective amendment to the above referenced registration statement for PLICO Variable Annuity Account S as filed electronically with the Commission on August 5, 2026.

Please do not hesitate to call me at (205) 268-1889 if you have any questions.

Sincerely,

/s/ Brandon J. Cage
Brandon J. Cage